Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company has adopted a Cybersecurity Policy governing the establishment and application of certain procedures and safeguards to identify potential cybersecurity risks and, in the event of a cybersecurity breach, the protocol for disclosing to the Securities and Exchange Commission, including possible remedies. We review cybersecurity risk as part of our overall risk-management program. This ensures that cybersecurity risk management remains a meaningful priority in our business strategy and operations. Our risk management strategy for cybersecurity generally includes: